Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Product Warranty Liability [Table Text Block]	Changes in the liability for deferred revenue associated with extended warranties and service contracts were as follows (in thousands):

Deferred Revenue
Liability at January 1, 2020	$1,109
Revenue recognized during the period	(817)
Change in liability for warranties issued during the period	447
Liability at December 31, 2020	739
Liabilities sold	(134)
Revenue recognized during the period	(760)
Change in liability for warranties issued during the period	369
Liability at December 31, 2021	$214
Current liability	$155
Non-current liability	59
Liability at December 31, 2021	$214